Financial Assets and Financial Liabilities - Summary Of Loans And Borrowings (Parenthetical) (Detail) - EUR (€)			6 Months Ended		12 Months Ended
	Apr. 08, 2025	Nov. 11, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Line Items]
Line of credit maximum borrowing capacity			€ 123,119,000		€ 125,619,000
Line of credit cumulative amount drawn			77,710,000		88,614,000
Interest expenses on bank borrowings			6,881,000	€ 8,520,000
Non recourse factoring amount disposed			1,926,000		561,000
Non recourse factoring limit amount			12,000,000		12,000,000
Grace period on debt repayments		18 months
Minimum cash requirement			35,000,000
Loan from government entity			€ 3,947,000		€ 3,997,000
Framework agreement [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Agreement minimum cash requirement	€ 35,000,000